Additional Financial Information Of The Company	12 Months Ended
Dec. 31, 2011
Additional Financial Information Of The Company [Abstract]
Additional Financial Information Of The Company

32. ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer their net assets to the Company in the form of dividend payments, loans, or advances. As determined pursuant to PRC generally accepted accounting principles, net assets of the Company's PRC subsidiaries (excluding subsidiaries with net accumulated losses) which are restricted from transfer amounted to RMB3,718,151,000 (US$590,754,699) as of December 31, 2011.

Condensed Balance Sheets

		As of December 31,
	Note	2010	2011	2011
		(RMB'000)	(RMB'000)	(US$'000)

ASSETS
Current assets:
Cash and cash equivalents		27,809	6,770	1,076
Other receivables		3,465	100	16
Deferred expenses		294	212	34
Amount due from subsidiaries	b	4,196,861	3,925,198	623,651
Derivative contracts		—	18,122	2,879

Total current assets		4,228,429	3,950,402	627,656

Non-current assets:

Long-term deferred expenses	c	25,687	19,727	3,134
Investment in subsidiaries	a	1,679,959	872,625	138,646

Total non-current assets		1,705,646	892,352	141,780

Total assets		5,934,075	4,842,754	769,436

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:

Other payables	d	20,828	19,332	3,072
Derivative contracts		8,047	—	—
Amount due to subsidiaries	b	23,457	21,137	3,358

Total current liabilities		52,332	40,469	6,430

Non-current liabilities:

Convertible bonds		687,435	498,646	79,227

Total non-current liabilities		687,435	498,646	79,227

Total liabilities		739,767	539,115	85,657

Redeemable ordinary shares (par value US$0.0001 per share; 45,098,055 and 20,070,375 shares issued and outstanding at December 31, 2010 and 2011, respectively )		55	24	4

Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 500,000,000 and 1,000,000,000 shares authorized; 420,645,432 shares and 422,395,432 shares issued and outstanding at December 31, 2010 and 2011, respectively)		314	315	50
Additional paid-in capital		3,956,953	3,996,418	634,967
Retained earnings		1,236,986	306,882	48,758

Total shareholders' equity		5,194,253	4,303,615	683,775

Total liabilities, redeemable ordinary shares and shareholders' equity		5,934,075	4,842,754	769,436

Condensed Statements of Operations

		For the year ended December 31,
	Note	2009	2010	2011	2011
		(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Net revenues		—	—	—	—

Cost of revenues		—	—	—	—

Gross loss		—	—

Operating expenses		(22,969)	(7,822)	(20,574)	(3,269)

Operating loss		(22,969)	(7,822)	(20,574)	(3,269)

Share of profit (loss) from subsidiaries		21,254	924,740	(843,703)	(134,051)
Interest income		4	5	3	1
Interest expense		(98,066)	(118,980)	(142,407)	(22,626)
Changes in fair value of derivative contracts		30,506	7,082	(7,508)	(1,193)
Changes in fair value of conversion feature of convertible bonds		(73,887)	31,623	264,384	42,006
Exchange losses		(2,069)	(79,291)	(180,299)	(28,647)

Income (loss) before tax		(145,227)	757,357	(930,104)	(147,779)

Income tax expense		—	—	—	—

Net income (loss)		(145,227)	757,357	(930,104)	(147,779)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Net cash used in operating activities	(6,401)	(9,913)	(56,383)	(8,958)

Net cash used in investing activities	(134,059)	(1,602,242)	(5,105)	(811)

Net cash provided by financing activities	135,920	1,634,371	40,449	6,426

Net (decrease) increase in cash and cash equivalents	(4,540)	22,216	(21,039)	(3,343)
Cash and cash equivalents at the beginning of year	10,133	5,593	27,809	4,419

Cash and cash equivalents at the end of year	5,593	27,809	6,770	1,076

Notes to the Condensed Financial Statements of the Company

(a) Basis of presentation

In the Company-only condensed financial statements, the Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception or acquisition. The Company-only condensed financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as "Investment in subsidiaries" and share of the subsidiaries' profit or loss as "Share of (loss) profit from subsidiaries" on the condensed statements of operations.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

(b) Related party transactions and balances

As of December 31, 2010 and 2011, the Company made advances to its subsidiaries of RMB4,196,861,000 and RMB3,925,198,000 (US$623,651,154), respectively. For the years ended December 31, 2010 and 2011, subsidiaries of the Company paid operating expenses of RMB23,457,000 and RMB21,137,000 (US$3,358,331), respectively, on behalf of the Company.

As of December 31, 2010 and 2011, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.

(c) Long-term deferred expenses

The long-term deferred expenses as of December 31, 2010 and 2011 mainly included the cost related to issuance of convertible bonds (Note 21) to be amortized over 10 years using the effective interest rate method. These issuance costs have been recorded as "Long-term deferred expenses." As of December 31, 2010 and 2011, the unamortized costs related to the issuance of convertible bonds amounted to RMB25,664,000 and RMB19,718,000 (US$3,132,875), respectively.

(d) Other payables

As of December 31, 2010 and 2011, other payables mainly included interest payable to the holders of the convertible bonds of RMB18,434,000 and RMB17,544,000 (US$2,787,461), respectively.

(e) Commitments

The Company did not have any significant commitments or long-term obligations, other than the convertible bonds, as of any of the periods presented.

(f) Convenience translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.